Annual Total Returns[BarChart] - AST INTERNATIONAL VALUE PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.55%)	16.68%	19.47%	(6.70%)	0.82%	0.58%	22.81%	(16.14%)	20.02%	(0.61%)